Discontinued operations - Disclosure Of Fair Value Of Financial Instruments for Discontinued Operations Explanatory (Detail) - Recurring fair value measurement [member] - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	€ 158,293	€ 275,428
Financial liabilities at fair value	29,538	86,630
Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	67,603
Investment contracts without DPF where the policyholder bears the risk [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	28,269	85,161
Investment contracts without DPF where the policyholder bears the risk [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	67,408
Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	1,269	1,469
Derivatives [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	196
Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	83,746	98,158
Financial liabilities at fair value	8	50
Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	15
Level I [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	0
Level I [member] | Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	8	50
Level I [member] | Derivatives [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	15
Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	69,546	172,107
Financial liabilities at fair value	29,531	86,580
Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	67,588
Level II [member] | Investment contracts without DPF where the policyholder bears the risk [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	28,269	85,161
Level II [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	67,408
Level II [member] | Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	1,262	1,419
Level II [member] | Derivatives [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	180
Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	5,000	5,163
Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	0
Level III [member] | Investment contracts without DPF where the policyholder bears the risk [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	0
Level III [member] | Derivatives [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial liabilities at fair value	0
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	105,752	225,671
Financial assets at fair value through profit or loss, category [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	136,248
Financial assets at fair value through profit or loss, category [member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	77,579	91,886
Financial assets at fair value through profit or loss, category [member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	17,008
Financial assets at fair value through profit or loss, category [member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	23,873	129,156
Financial assets at fair value through profit or loss, category [member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	118,899
Financial assets at fair value through profit or loss, category [member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	4,299	4,630
Financial assets at fair value through profit or loss, category [member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	340
Financial assets at fair value through profit or loss, category [member] | Shares [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	247	263
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	13
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	185	179
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	13	30
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	13
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	49	54
Financial assets at fair value through profit or loss, category [member] | Shares [member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	2,158	2,438
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	563
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	12	253
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	255
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	2,019	2,075
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	308
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	127	110
Financial assets at fair value through profit or loss, category [member] | Debt securities [member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	1,089	1,868
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	126
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	1,089	1,708
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value		160
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	126
Financial assets at fair value through profit or loss, category [member] | Money Markets and other short-term investment [member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	3,967	4,721
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	659
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	21	18
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	2	716
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	659
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	3,944	3,987
Financial assets at fair value through profit or loss, category [member] | Other Investment [Member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	0
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	681	485
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	53
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	60	14
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	10
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	621	464
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	35
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value		8
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	8
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	97,527	215,814
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	134,832
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level I [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	76,213	89,715
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level I [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	16,743
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level II [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	21,218	125,710
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level II [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	117,758
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level III [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	96	€ 389
Financial assets at fair value through profit or loss, category [member] | Investments - Policyholder Risk [Member] | Level III [member] | Discontinued operations [member]
Disclosure Of Fair Value Measurement Of Financial Instruments [Line Items]
Financial assets at fair value	€ 332